SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) (Warranty Provision [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 6,981	$ 7,197	$ 6,514
Charged to costs and expenses relating to new sales	9,126	9,122	9,058
Costs of product warranty claims	(8,501)	(9,159)	(8,419)
Translation Differences	(189)	(50)
Balance at the end of the year	7,467	6,981	7,197
Ultrashape [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Warranty provision related to acquisitions	50		44
Syneron Beauty Inc [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Warranty provision related to acquisitions		$ (129)